Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Sep. 30, 2015	Mar. 31, 2016	Sep. 30, 2016	Mar. 31, 2017	Sep. 30, 2017	Mar. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Sep. 30, 2025
Timber Point Global Allocations Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value	$ 10,000.00	$ 9,978.21	$ 10,047.81	$ 10,405.45	$ 10,843.18	$ 11,104.80	$ 11,778.20	$ 11,579.67	$ 11,592.49	$ 10,200.79	$ 11,793.05	$ 13,596.77	$ 13,349.32	$ 13,140.94	$ 10,627.36	$ 10,837.27	$ 10,679.26	$ 12,686.87	$ 13,005.04	$ 12,214.10	$ 14,269.81
Timber Point Alternative Income Fund - Institutional Class Shares
Account Value [Line Items]
Accumulated Value	10,000.00	9,982.95	10,175.86	10,045.77	10,208.45	10,281.88	10,405.17	10,331.46	10,566.27	9,690.65	10,430.30	10,739.28	10,983.06	10,692.83	9,661.41	10,066.41	9,972.71	10,831.63	11,310.90	11,267.23	11,772.99
S&P 500® Total Return Index ("S&P 500")
Account Value [Line Items]
Accumulated Value	10,000.00	10,848.53	11,543.04	12,711.47	13,691.13	14,490.04	16,143.27	15,866.08	16,829.98	14,758.96	19,379.56	23,075.88	25,194.39	26,686.28	21,296.30	24,623.85	25,899.99	31,981.73	35,315.04	34,620.77	41,529.67
Bloomberg Barclay’s Global Aggregate Bond/MSCI All Country World 50/50 Index Blend
Account Value [Line Items]
Accumulated Value	10,000.00	10,509.98	11,039.57	11,201.96	12,014.98	12,459.83	12,593.38	12,619.78	13,096.78	12,046.77	14,224.49	15,771.04	16,408.98	16,100.69	13,032.70	14,867.98	14,856.82	17,150.23	18,608.87	18,164.38	21,008.86
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000.00	10,492.05	10,883.42	10,292.42	10,746.46	11,010.07	10,604.86	10,968.17	11,410.53	11,428.41	12,122.15	11,961.81	12,011.75	11,195.92	9,557.67	10,292.83	9,771.88	10,343.41	10,943.36	10,658.75	11,206.50
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000.00	10,244.47	10,519.25	10,289.61	10,526.90	10,413.39	10,398.88	10,879.97	11,469.56	11,851.96	12,270.67	11,936.14	12,160.83	11,440.54	10,385.40	10,893.29	10,452.33	11,078.27	11,661.51	11,618.86	11,997.80
HFRX Absolute Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000.00	$ 10,125.35	$ 10,251.10	$ 10,281.79	$ 10,547.98	$ 10,592.88	$ 10,666.98	$ 10,568.45	$ 10,798.49	$ 10,331.95	$ 11,019.59	$ 11,339.52	$ 11,471.92	$ 11,516.02	$ 11,636.60	$ 11,577.80	$ 11,785.99	$ 12,163.80	$ 12,426.55	$ 12,588.49	$ 13,034.21